Related Party Disclosures - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2024	Apr. 30, 2023	Apr. 30, 2022
Ultimate holding company [Member]
Related Party Transaction [Line Items]
Relationship		Ultimate holding company
Nature of transactions	$ 32	$ 5	$ 7	$ 11
Amount of transactions		Insurance brokerage services
Ultimate holding company [Member]
Related Party Transaction [Line Items]
Relationship		Ultimate holding company
Nature of transactions	1,278	$ 2,562	2,169	1,641
Amount of transactions		Digital solutions services
Ultimate holding company [Member]
Related Party Transaction [Line Items]
Relationship		Ultimate holding company
Nature of transactions	1,533	$ 1,865	1,212	910
Amount of transactions		Corporate expenses allocated
Fellow subsidiaries [Member]
Related Party Transaction [Line Items]
Relationship		Fellow subsidiaries
Nature of transactions	1	$ 36	52	74
Amount of transactions		Insurance brokerage services
Immediate holding company [Member]
Related Party Transaction [Line Items]
Relationship		Immediate holding company
Nature of transactions		$ 447,522	318,882
Amount of transactions		Repurchase of shares of the Company
Ultimate holding company [Member]
Related Party Transaction [Line Items]
Relationship		Ultimate holding company
Nature of transactions	$ 6,154	$ 13,923	$ 6,612
Amount of transactions		Interest income